Deferred tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of deferred tax assets and liabilities recognized
The following are the major deferred tax liabilities and assets recognized by the Group and the movements thereon during the years ended December 31, 2022, 2023 and 2024.

	Depreciation allowances in excess of the related depreciation	Tax losses recognized	Intangible assets arising from business combination	Total
At January 1, 2023	336	(244)	2,850	2,942
Credited to profit or loss	(42)	—	(274)	(316)
Exchange differences	10	(49)	—	(39)
At December 31, 2023 and January 1, 2024	304	(293)	2,576	2,587
(Credited)/charged to profit or loss	(308)	127	(285)	(466)
Exchange differences	2	42	—	44
At December 31, 2024	$(2)	$(124)	$2,291	$2,165
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis. The following is the analysis of the deferred tax balances (after offset) for financial reporting purposes:

Summary of deferred tax liability asset explanatory

	2024	2023
Deferred tax assets	$—	$(28)
Deferred tax liabilities	2,165	2,615
	$2,165	$2,587

Summary of expiry date of cumulative tax losses explanatory
The expiry dates of the cumulative tax losses are as follows:

	2024	2023
Within 1 year	$2,334	$32,049
Over 1 year but within 5 years	16,897	14,114
Over 5 years but within 10 years	19,802	28,453
Do not expire under the relevant tax legislation	79,444	23,178
	$118,477	$97,794